Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 61.2	€ 57.8
Total non-current assets	1,357.1	758.5
United States | Subsidiaries
Disclosure of detailed information about intangible assets [line items]
Total non-current assets	€ 188.0	€ 139.7